UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blavin & Company, Inc.
Address: 7025 North Scottsdale Road
         Suite 230
         Scottsdale, AZ  85253

13F File Number:  28-05875

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Spalter
Title:     President
Phone:     480.368.1513

Signature, Place, and Date of Signing:

     Michael H. Spalter     Scottsdale, AZ     May 16, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $320,468 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106   108291  5241600 SH       SOLE                  5241600
AUTOLIV INC                    COM              052800109    26279   551500 SH       SOLE                   551500
AUTOZONE INC                   COM              053332102    32052   374000 SH       SOLE                   374000
CAREER EDUCATION CORP          COM              141665109    27408   800000 SH       SOLE                   800000
CRONOS GROUP S A               SHS              L20708100    19267  1529136 SH       SOLE                  1529136
IMAGISTICS INTERNATIONAL INC   COM              45247T104    36495  1044800 SH       SOLE                   144800
LEXAR MEDIA INC                COM              52886P104     4006   804500 SH       SOLE                   804500
PFIZER INC                     COM              717081103    34151  1300000 SH  CALL SOLE                  1300000
UNISOURCE ENERGY CORP          COM              909205106    32519  1050000 SH       SOLE                  1050000